UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE


        Report for the Calendar Year of Quarter Ended: March 31, 2004



Check here if Amendment [   ]; Amendment Number:
This Amendment:         [   ] is a restatement.
                        [   ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    033 ASSET MANAGEMENT LLC
         Lawrence C. Longo, Jr
Address: 125 High Street, Suite 1405
         Oliver Street Tower
         Boston, MA  02110

Form 13F File Number: 28-06047


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Lawrence C. Longo, Jr.
Title: Chief Operating Officer
Phone: (617) 371-2015


Signature, Place, and Date of Signing:

/s/Lawrence C. Longo, Jr.    Boston, MA         May 10, 2004
-----------------------------------------------------------------
[Signature]                 [City, State]        [Date]




Report Type (Check only one.):

[X] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for the Manager: NONE

       Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 27

Form 13F Information Table Value Total(thousands): 104,771


List of Other Included Managers: None

                                                                    SHRS PRN
                                                                    OR AMT                                           VOTING
                                                                    SH/PRN                    INVESTMENT   OTHER     AUTHORITY
CUSIP        NAME OF ISSUER                    CUSIP                PUT/CALL    VALUE(x$1000) DISCRECTION  MANAGERS  SOLE
-----        --------------                    -----                --------    -------------------------  --------  ----
00511R870   ACUSPHERE INC                       COMMON STOCK         224,687     1,876       SOLE         N/A        224,687
052666104   AUTHENTIDATE HOLDING CORP           COMMON STOCK          75,000       894       SOLE         N/A         75,000
12427M101   BUYERS UNITED INC                   COMMON STOCK       1,195,000     3,313       SOLE         N/A      1,195,000
G20045202   CENTRAL EUROPEAN MEDIA ENTERPRISES  COMMON STOCK         277,329     5,178       SOLE         N/A        277,329
170404107   CHORDIANT SOFTWARE INC              COMMON STOCK         765,502     4,011       SOLE         N/A        765,502
292052107   EMPIRE RESORTS INC                  COMMON STOCK         221,460     2,897       SOLE         N/A        221,460
G9456A100   GOLAR GOLAR LNG LTD                 COMMON STOCK          32,500       493       SOLE         N/A         32,500
43623310W   HOLLYWOOD MEDIA CORP                COMMON STOCK       1,017,520     3,643       SOLE         N/A      1,017,520
462030305   IOMEGA CORP                         COMMON STOCK       1,322,400     7,392       SOLE         N/A      1,322,400
464478106   ISLAND PACIFIC INC                  COMMON STOCK       4,143,022     4,184       SOLE         N/A      4,143,022
535919203   LIONS GATE ENTERTAINMENT CORP       COMMON STOCK       2,550,200    15,939       SOLE         N/A      2,550,200
59862K108   MIKOHN GAMING CORP                  COMMON STOCK         801,263     3,445       SOLE         N/A        801,263
60741U101   MOBILITY ELECTRONICS INC            COMMON STOCK       1,077,500     9,804       SOLE         N/A      1,077,500
629410309   NTN COMMUNICATIONS INC              COMMON STOCK         123,300       358       SOLE         N/A        123,300
68750U102   ORTHOVITA INC                       COMMON STOCK          46,000       185       SOLE         N/A         46,000
74373W103   PROVIDE COMMERCE INC                COMMON STOCK          45,414     1,033       SOLE         N/A         45,414
750611402   RADYNE COMSTREAM INC                COMMON STOCK         300,000     2,565       SOLE         N/A        300,000
83545R108   SONIC FOUNDRY INC                   COMMON STOCK       1,954,136     4,358       SOLE         N/A      1,954,136
835898107   SOTHEBYS HOLDINGS INC               COMMON STOCK          50,000       643       SOLE         N/A         50,000
836151209   SOURCE INTERLINK COMPANIES INC      COMMON STOCK          61,067       763       SOLE         N/A         61,067
847248101   SPATIALIGHT INC                     COMMON STOCK         483,400     1,871       SOLE         N/A        483,400
852857101   STAMPS.COM INC                      COMMON STOCK          65,592       393       SOLE         N/A         65,592
85815M107   STEELCLOUD INC                      COMMON STOCK         560,684     1,962       SOLE         N/A        560,684
87909J103   TELECOMMUNICATION SYSTEMS INC       COMMON STOCK         696,055     4,520       SOLE         N/A        696,055
888011103   TIPPINGPOINT TECHNOLOGIES INC       COMMON STOCK         840,179    22,608       SOLE         N/A        840,179
913247508   UNITEDGLOBALCOM INC                 COMMON STOCK          52,100       442       SOLE         N/A         52,100
98157D304   WORLDCOM INC                        COMMON STOCK             306         1       SOLE         N/A            306